Prospectus Supplement	January 31, 2018

Putnam Global Natural Resources Fund
Prospectus dated December 30, 2017

The sub-section Your fund’s management in the section Fund Summaries - Putnam Global Natural Resources Fund is replaced in its entirety with the following:

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

Daniel Schiff
Portfolio Manager, Analyst, portfolio manager of the fund since 2018

Ryan Kauppila
Portfolio Manager, Analyst, portfolio manager of the fund since 2014

Sub-advisors
Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

The following replaces similar disclosure under the sub-section The funds’ investment manager – Portfolio managers – Global Natural Resources Fund in the section Who oversees and manages the funds?:

	Joined		Positions over
Portfolio managers	fund	Employer	past five years

Daniel Schiff	2018	Putnam Management	Portfolio Manager,
		2016–Present	Analyst

		Northern Pines Capital	Portfolio Manager and
		2010–2016	Partner

		Tudor Investment Corporation	Senior Analyst
2003–2009

Ryan Kauppila	2014	Putnam Management	Portfolio Manager,
		2014–Present	Analyst

		Citigroup	Equity Analyst
2011–2014

The SAI provides additional information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	January 31, 2018

Putnam Global Natural Resources Fund
Statement of Additional Information dated December 30, 2017

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Daniel Schiff and Ryan Kauppila. These sub-sections are also supplemented with regards solely to Mr. Schiff as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of December 31, 2017. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts,
managed account
programs and single-
	Other SEC-registered		Other accounts that pool		sponsor defined
Portfolio	open-end and closed-end		assets from more than one		contribution plan
manager	funds		client		offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Daniel Schiff	2	$125,200,000	0	0	1	$200,000

Ownership of securities

The dollar range of shares of the fund owned by the portfolio manager as of December 31, 2017, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Fund	Portfolio manager	Dollar range of shares owned

Global Natural Resources Fund	Daniel Schiff	$0

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